Expense Example, No Redemption - PIMCO Long Duration Total Return Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	472	678	902	1,543	177	548	944	2,052